Other current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Taxes payable	$ 28.4	$ 12.1
Employee and business withheld taxes, social security and vacation payment	15.4	19.5
VAT payable	4.0	6.1
Deferred mobilization/demobilization revenues short-term	18.0	15.9
Unrealized loss on derivatives	84.2	56.1
Accrued expenses and other current liabilities	67.9	117.7
Total other current liabilities	$ 217.9	$ 227.4